Offerings	Dec. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000005 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 17,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,347.70
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 also covers such additional shares of common stock, $0.000005 par value per share ("Common Stock"), of Precision BioSciences, Inc. (the "Registrant"), as may be issued to prevent dilution of the shares of Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions. 2a. Represents an additional 4,000,000 shares of Common Stock that may become issuable under the Company's 2019 Incentive Award Plan, as Amended and Restated (the "2019 Plan") pursuant to the provisions of the 2019 Plan that provide for an automatic annual increase in the number of shares of Common Stock available for issuance thereunder. 3a. Represents an additional 600,000 shares of Common Stock available for issuance under the 2021 Employment Inducement Incentive Award Plan, as amended. 4a. Estimated in accordance with the provisions of Rule 457(h) and Rule 457(c) promulgated under the Securities Act solely for the purpose of calculating the registration fee and calculated based on $4.25 per share, which represents the average high and low prices of the Registrant's Common Stock reported on The Nasdaq Capital Market on December 24, 2025. 5a. The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000005 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 2,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 352.15
Offering Note	1b. Same as above. 2b. Same as above 3b. Same as above 4b. Same as above 5b. Same as above.